Inventories	12 Months Ended
Dec. 31, 2018
Inventories Abstract
Inventories

2. Inventories

Inventories as of balance sheet date are EUR 3,177 thousand (previous year: EUR 3,732 thousand). Inventories are comprised of finished products, work in progress, and raw materials and supplies at the sales companies.

In 2018, inventories were written down by EUR 187 thousand (2017: EUR 0 thousand and 2016: EUR 0 thousand).